PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, net
Equipment, gross	$ 102,944	$ 67,113
Less: Accumulated depreciation	(44,294)	(34,758)
Less: Accumulated impairment loss	(90)
Equipment, net	58,560	32,355
Depreciation expenses from continuing operations	16,826	13,209	7,704
Depreciation expenses from discontinuing operations	744	674	125
Impairment loss from continuing operations	90	0	0
Impairment loss from discontinuing operations	0	0	0
Building
Property and equipment, net
Equipment, gross	34,395
Computer equipment and application software
Property and equipment, net
Equipment, gross	61,857	61,149
Furniture and vehicles
Property and equipment, net
Equipment, gross	1,267	1,159
Leasehold improvements
Property and equipment, net
Equipment, gross	$ 5,425	$ 4,805